SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the CEO. The Group is currently engaged in providing learning services and educational content & digitalized learning products. The CODM uses consolidated net income to measure segment profit or loss, allocate resources, and assess performance. As such, the Group concluded that it has one operating segment and one reporting segment. The Group operates solely in mainland China and all of the Group’s long-lived assets are located in mainland China. See Note 2 for description of the Company’s disaggregated revenues. Significant segment expenses are presented in the Company’s consolidated statements of operations.